Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Aug. 04, 2022	Mar. 31, 2022	Nov. 16, 2021
Schwab Ariel ESG ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Ariel ESG ETF
Account Value	[1],[2]	$ 9,962.52	$ 9,943.53	$ 8,552.1		$ 9,154.17	$ 9,284
Schwab Crypto Thematic ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Crypto Thematic ETF
Account Value	[1],[2]	$ 13,357.45	16,251.99	8,106.52	$ 8,956
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500® Index
Account Value		$ 12,620.8	11,658.75	8,976.48		9,728.32	9,759.85
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]	MSCI ACWI Index (Net)
Account Value	[5]	$ 13,516.11	12,614.19	10,237.45	9,612.02
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Index
Account Value		$ 9,498.48	9,803.39	8,073.19		$ 9,009.16	$ 9,261.8
Schwab Crypto Thematic Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5]	Schwab Crypto Thematic Index® (Net)
Account Value	[5]	$ 13,351.79	$ 16,262.35	$ 8,083.07	$ 8,953.98

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2500™ Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance.The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[4]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab Crypto Thematic Index® (Net) to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index® (Net). The fund does not seek to track the regulatory index.
[5]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.